Accrued income and contract assets	12 Months Ended
Dec. 31, 2019
Accrued income [abstract]
Disclosure of accrued income
22.	Accrued income and contract assets
Accrued income
Accrued income includes revenues that are not yet invoiced to the extent that it is probable that the economic benefits will flow to the Group and the revenues can be measured reliably.

	December 31, 2019	December 31, 2018
	€	€
Accrued income, project related	9,764	2,641
Accrued income, non-project related	734	3,833

Total accrued income	10,498	6,474

Current	10,498	6,474
Contract assets

	December 31, 2019
	Carrying amount	Expected credit losses	Net book value
	€	€	€
Total contract assets	64,328	519	63,809

Current	54,060	519	53,541
Non-current	10,268	—	10,268

	December 31, 2018
	Carrying amount	Expected credit losses	Net book value
	€	€	€
Total contract assets	48,969	178	48,791

Current	39,892	178	39,714
Non-current	9,077	—	9,077
Set out below is the movement in the allowance for ECLs of contract assets:

€
A s at January 1, 2018	210
Provision for ECLs	980
Write-off	(1,013)
Exchange differences	1

A s at December 31, 2018	178
Provision for ECLs	100
Reclassification*	279
Reversal for the year	(31)
Exchange differences	(7)

A s at December 31, 2019	519

*	The reclassification was generated from the provision for ECLs of trade and other receivables.